Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Cash Flows From Operating Activities
Net income	$ 1,012,553	$ 1,041,418	$ 948,784
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	202,776	214,965	213,722
Amortization	114,715	121,737	121,902
Goodwill and Intangible Asset Impairment	0	188,870	0
Stock incentive plan compensation	96,093	103,161	84,996
Deferred income taxes	18,865	(74,139)	(1,368)
Foreign currency transaction (gain) loss	(77,784)	5,398	19,497
Loss on disposal of assets	14,953	2,997	2,746
Gain on Sale of Business	(6,420)	0	(14,637)
Net gain on deconsolidation	0	(412,612)	0
Loss on sale of marketable securities	3,817	0	0
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	143,179	(99,144)	(21,206)
Inventories	(70,377)	(3,816)	98,518
Prepaid expenses	(116,561)	58,117	(47,451)
Other assets	20,976	(79,158)	(16,007)
Accounts payable, trade	(86,750)	92,927	(66,082)
Accrued payrolls and other compensation	(12,657)	20,840	(45,771)
Accrued domestic and foreign taxes	(66,870)	86,745	(17,054)
Other accrued liabilities	(46,633)	(23,480)	(62,728)
Pensions and other postretirement benefits	156,859	99,569	(16,691)
Other liabilities	1,207	43,498	9,765
Net cash provided by operating activities	1,301,941	1,387,893	1,190,935
Cash Flows From Investing Activities
Acquisitions (less cash acquired of $8,322 in 2015, $1,780 in 2014 and $33,932 in 2013	(18,618)	(17,593)	(621,144)
Capital expenditures	(215,527)	(216,340)	(265,896)
Proceeds from disposal of assets	19,655	14,368	25,047
Proceeds from sale of businesses	37,265	0	73,515
Net proceeds from deconsolidation	0	202,498	0
Purchase of marketable securities and other investments	(1,747,333)	(624,880)	0
Maturities and sales of marketable securities and other investments	1,391,396	0	0
Other	(46,001)	(4,454)	(21,367)
Net cash (used in) investing activities	(579,163)	(646,401)	(809,845)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	3,355	8,013	32,204
Payments for common shares	(1,398,446)	(204,043)	(258,007)
Tax benefit from stock incentive plan compensation	23,429	33,732	66,030
Acquisition of noncontrolling interests	0	0	(1,091)
(Payments for) proceeds from notes payable, net	(815,171)	(515,387)	1,319,524
Proceeds from long-term borrowings	1,483,015	748	3,768
Payments for long-term borrowings	(537)	(2,934)	(331,245)
Dividends paid	(340,389)	(278,244)	(255,009)
Net cash (used in) provided by financing activities	(1,044,744)	(958,115)	576,174
Effect of exchange rate changes on cash	(111,005)	48,766	(14,169)
Net (decrease) increase in cash and cash equivalents	(432,971)	(167,857)	943,095
Cash and cash equivalents at beginning of year	1,613,555	1,781,412	838,317
Cash and cash equivalents at end of year	1,180,584	1,613,555	1,781,412
Cash paid during the year for:
Interest	105,202	77,144	88,084
Income taxes	$ 515,350	$ 472,369	$ 311,988